The Mexico Equity and Income Fund, Inc.
Schedule of Investments
April 30, 2022 (Unaudited)

MEXICO - 92.59%		Shares	Value

COMMON STOCKS - 81.90%
Airlines - 2.63%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A		797,900	1,279,752
Airports - 1.04%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Series B		72,100	505,953
Auto Parts and Equipment - 2.18%
Nemak, S.A.B. de C.V.		4,873,494	1,057,976
Beverages - 4.87%
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD		314,924	2,367,968
Building Materials - 7.63%
Cemex, S.A.B. de C.V. - ADR (a)		107,000	470,800
Cemex, S.A.B. de C.V. - Series CPO (a)		4,108,460	1,807,952
Grupo Cementos de Chihuahua, S.A.B. de C.V.		216,100	1,429,300
			3,708,052
Chemical Products - 10.08%
Alpek, S.A.B. de C.V. - Series A		2,756,342	3,721,227
Orbia Advance Corp., S.A.B. de C.V.		488,071	1,174,346
			4,895,573
Construction and Infrastructure - 4.28%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.		285,530	2,081,466
Financial Groups - 9.37%
Banco del Bajio, S.A.		225,700	557,323
Grupo Financiero Banorte, S.A.B. de C.V. - Series O		471,353	3,111,556
Regional, S.A.B. de C.V.		146,681	885,053
			4,553,932
Food - 5.67%
Gruma, S.A.B. de C.V. - Series B		103,000	1,223,442
Grupo Bimbo, S.A.B. de C.V. - Series A		497,634	1,533,883
			2,757,325
Holding Companies - 2.42%
Alfa, S.A.B. de C.V. - Series A		1,752,787	1,174,165
Hotels, Restaurants, and Recreation - 3.02%
Alsea, S.A.B. de C.V.		484,074	1,061,065
Grupe, S.A.B. de C.V. (a)(b)(c)(d)		303,242	407,166
			1,468,231
Mining - 3.48%
Grupo Mexico, S.A.B. de C.V. - Series B		361,593	1,692,567
Publishing and Broadcasting - 0.97%
Grupo Televisa, S.A.B. de C.V. - Series CPO		252,381	468,488
Real Estate Services - 2.29%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.		599,634	1,111,026
Retail - 13.52%
El Puerto de Liverpool, S.A.B. de C.V. - Series C - 1		344,500	1,736,807
Grupo Comercial Chedraui, S.A. de C.V.		265,220	668,557
La Comer, S.A.B. de C.V. - Series UBC		512,300	949,713
Wal-Mart de Mexico, S.A.B. de C.V.		909,290	3,215,366
			6,570,443
Telecommunication - 8.45%
America Movil, S.A.B. de C.V. - Series L		3,906,423	3,801,806
Axtel, S.A.B. de C.V. - Series CPO (a)		2,842,500	305,054
			4,106,860
TOTAL COMMON STOCKS (Cost $36,517,899)			39,799,777

CAPITAL DEVELOPMENT CERTIFICATES - 6.48%
Atlas Discovery Trust II (b)(c)(d)		300,000	3,147,261
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $1,460,703)			3,147,261

REAL ESTATE INVESTMENT TRUSTS - 4.21%
CFE Capital, S. de R.L. de C.V.		1,623,300	2,048,366
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,131,709)			2,048,366
TOTAL MEXICO (Cost $40,110,311)			44,995,404

UNITED STATES - 4.09%		Shares	Value

COMMON STOCKS - 3.96%
Building Materials - 3.96%
Southern Copper Corp.		30,900	1,922,455
TOTAL COMMON STOCKS (Cost $2,160,687)			1,922,455

INVESTMENT COMPANIES - 0.13%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.298% (e)		63,763	63,763
TOTAL INVESTMENT COMPANIES (Cost $63,763)			63,763
TOTAL UNITED STATES (Cost $2,224,450)			1,986,218

LUXEMBOURG - 2.80%		Shares	Value

COMMON STOCKS - 2.80%
Steel - 2.80%
Ternium SA - ADR (a)		31,700	1,359,930
TOTAL COMMON STOCKS (Cost $1,353,998)			1,359,930
TOTAL LUXEMBOURG (Cost $1,353,998)			1,359,930
CAYMAN ISLANDS - 0.21%		Shares	Value

COMMON STOCKS - 0.21%
Holding Companies - 0.21%
Rose Hill Acquisition Corp. (a)		10,001	102,110
TOTAL COMMON STOCKS (Cost $100,710)			102,110
TOTAL CAYMAN ISLANDS (Cost $100,710)			102,110
Total Investments (Cost $43,789,469) - 99.69%			48,443,662
Other Assets in Excess of Liabilities - 0.31%			150,909
TOTAL NET ASSETS - 100.00%			$48,594,571

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Illiquid securities. The total market value of these securities were $3,554,427, representing 7.31% of net assets.
(c)	Fair valued securities. The total market value of these securities were $3,554,427, representing 7.31% of net assets.
(d)	Value determined using significant unobservable inputs.
(e)	The rate shown represents the 7-day yield at April 30, 2022.
ADR	American Depository Receipt

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.

The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of April 30, 2022:

		Level 1	Level 2	Level 3*	Total
Equity
Airlines		$1,279,752	$-	$-	$1,279,752
Airports		505,953	-	-	505,953
Auto Parts and Equipment		1,057,976	-	-	1,057,976
Beverages		2,367,968	-	-	2,367,968
Building Materials		5,630,507	-	-	5,630,507
Capital Development Certificates		-	-	3,147,261	3,147,261
Chemical Products		4,895,573	-	-	4,895,573
Construction and Infrastructure		2,081,466	-	-	2,081,466
Financial Groups		4,553,932	-	-	4,553,932
Food		2,757,325	-	-	2,757,325
Holding Companies		1,276,275	-	-	1,276,275
Hotels, Restaurants, and Recreation		1,061,065	-	407,166	1,468,231
Mining		1,692,567	-	-	1,692,567
Publishing and Broadcasting		468,488	-	-	468,488
Real Estate Services		1,111,026	-	-	1,111,026
Retail		6,570,443	-	-	6,570,443
Steel		1,359,930	-	-	1,359,930
Telecommunication		4,106,860	-	-	4,106,860
Total Equity		$42,777,106	$-	$3,554,427	$46,331,533

Real Estate Investment Trusts		$2,048,366	$-	$-	$2,048,366

Short-Term Investments		$63,763	$-	$-	$63,763
Total Investments in Securities		$44,889,235	$-	$3,554,427	$48,443,662

* The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description					Common Stock	Capital Development Certificates
Balance as of July 31, 2021					$353,418	$3,565,132
Acquisitions					-	-
Dispositions					-	-
Realized gain					-	-
Change in unrealized appreciation/(depreciation)					53,748	(417,871)
Balance as of April 30, 2022					$407,166	$3,147,261

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at April 30, 2022					$53,748	$(417,871)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2022:
Fair Value April 30, 2022			Valuation Methodologies	Unobservable Input (1)	Impact to valuation from an increase to input	Range
Common Stock	$407,166		Market Comparables	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	$1.065-$1.386
Capital Development Certificates	$3,147,261		Market Comparables/ Sum of the Parts Valuation (2)	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	$9.771-$12.893

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

[2]
For the Sum of the Parts valuation, the valuation provides a range of values for a company's equity by aggregating each of its business units (private and public) and arriving at a single total enterprise value.